Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Recoverable [Abstract]
Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	R$ 73,029	R$ 135,176
Withholding income tax	121,216	39,528
Income taxes	8,315	29,359
Tax on the Circulation of Goods and Services ("ICMS")	19,940	21,661
Others	(3,067)	9,167
Taxes recoverable	R$ 219,433	R$ 234,891